SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT

7. SUBSEQUENT EVENT

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has no subsequent events to report except as described herein.

On July 8, 2026, the Company issued 5,290,010 shares of common stock pursuant to the Purchase Agreement and received $66,983 less clearing fees of $1,191 for a total of $65,792.

9. SUBSEQUENT EVENT

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has the following subsequent event to report.

On February 20, 2026, the Company amended employee performance stock option dated 6/15/23. The amendment replaces performance vesting conditions of the unvested portion of the stock options to be vested over a fifteen (15) month period until remaining options are fully vested.

On March 6, the Company jointly filed a PCT Application with University of California, Santa Barbara for a previously filed nonprovisional patent application titled “Coupled Multi-Phase Oxidation-Reduction for Production of Chemicals,” detailing a novel thermochemical method for splitting water into hydrogen and oxygen without relying on expensive electrolyzers.